Note 11 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross
	carrying	Accumulated
December 31, 2023	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,408	-	23,408
	$52,608	$-	$52,608
Finite life intangible assets:
Customer lists and relationships	$707,355	$218,435	$488,920
Investment management contracts	591,826	181,653	410,173
Mortgage servicing rights ("MSRs")	188,489	84,058	104,431
Trademarks and trade names	27,563	7,486	20,077
Management contracts and other	13,893	10,547	3,346
Backlog	6,349	5,433	916
	$1,535,475	$507,612	$1,027,863
	$1,588,083	$507,612	$1,080,471
	Gross
	carrying	Accumulated
December 31, 2022	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,285	-	23,285
	$52,485	$-	$52,485
Finite life intangible assets:
Customer lists and relationships	$695,007	$187,743	$507,264
Investment management contracts	589,885	126,904	462,981
Mortgage servicing rights ("MSRs")	170,213	65,771	104,442
Trademarks and trade names	27,702	4,389	23,313
Management contracts and other	15,426	10,635	4,791
Backlog	8,299	3,665	4,634
	$1,506,532	$399,107	$1,107,425
	$1,559,017	$399,107	$1,159,910

Servicing Asset at Amortized Cost [Table Text Block]
	2023	2022
Balance, January 1	$104,442	$106,423
Additions, following the sale of loan	18,276	22,335
Amortization	(14,833)	(14,943)
Prepayments and write-offs	(3,454)	(9,373)
Balance, December 31	$104,431	$104,442

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
		Estimated
		weighted
		average
		amortization
	Amount	period (years)
Finite life intangible assets:
Customer lists and relationships	$38,061	9.9
Trademarks and trade names - finite life	481	2.0
Customer backlog	6,670	0.7
Other	627	4.4
	$45,839	8.4

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
For the year ended December 31,	MSRs	Other Intangibles	Total
2024	$12,540	$114,023	$126,563
2025	11,402	103,800	115,202
2026	10,783	103,107	113,890
2027	10,047	93,671	103,718
2028	9,426	87,599	97,025
Thereafter	50,233	421,232	471,465
	$104,431	$923,432	$1,027,863